Related Party Transactions, Promissory Note (FY) (Details) - Promissory Note [Member] - USD ($)	Dec. 31, 2020	Feb. 10, 2020
Related Party Loans [Abstract]
Related party outstanding	$ 250,000
Sponsor [Member]
Related Party Loans [Abstract]
Related party transaction		$ 250,000